Commitments and Contingencies (Details)		6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 ILS (₪)
Commitments and Contingencies [Line Items]
Royalties payment			$ 8,000
Long-term restricted deposits held bank amount		$ 76,364	$ 68,001	₪ 257,500
Bank of Israel [Member]
Commitments and Contingencies [Line Items]
Bear interest rate		0.72%		0.72%
Israel Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Research and development grant received		300.00%
Grant received	$ 748,000	$ 587,000
Israel Innovation Authority [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.50%